Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
April 30, 2021
T01-QTLY-0621
1.9584802.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 2.7%
Auto Parts & Equipment – 2.5%
Adient PLC (a)	36,897	$ 1,709,807
American Axle & Manufacturing Holdings, Inc. (a)	75,704	702,533
Aptiv PLC (a)	83,598	12,028,916
Autoliv, Inc. (a)	29,256	2,944,909
BorgWarner, Inc.	82,704	4,017,760
Dana, Inc.	60,631	1,533,964
Dorman Products, Inc. (a)	12,494	1,239,155
Fox Factory Holding Corp. (a)	15,571	2,385,944
Gentex Corp.	85,020	2,991,004
Gentherm, Inc. (a)	15,574	1,108,869
LCI Industries	10,405	1,524,333
Lear Corp.	19,554	3,594,807
Patrick Industries, Inc.	1,111	99,546
Standard Motor Products, Inc.	15,594	667,891
Stoneridge, Inc. (a)	21,402	711,617
Tenneco, Inc. Class A (a)	55,790	561,805
Veoneer, Inc. (a)	45,187	1,034,782
Visteon Corp. (a)	11,268	1,372,555
XPEL, Inc. (a)	1,655	106,086
		40,336,283
Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	22,935	1,307,066
The Goodyear Tire & Rubber Co. (a)	95,725	1,647,427
		2,954,493
TOTAL AUTO COMPONENTS		43,290,776
AUTOMOBILES – 12.3%
Automobile Manufacturers – 12.1%
Ford Motor Co. (a)	1,207,048	13,929,334
General Motors Co.	393,904	22,539,187
Tesla, Inc. (a)	220,270	156,268,349
Thor Industries, Inc.	19,951	2,824,862
Winnebago Industries, Inc.	15,457	1,235,787
Workhorse Group, Inc. (a)	7,245	89,765
		196,887,284
Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	55,751	2,696,676
TOTAL AUTOMOBILES		199,583,960
DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	24,082	1,024,930
Genuine Parts Co.	47,180	5,896,085
LKQ Corp. (a)	97,317	4,545,677
Pool Corp.	13,108	5,538,392
TOTAL DISTRIBUTORS		17,005,084

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.6%
Education Services – 0.9%
2U, Inc. (a)	2,423	$ 95,103
Adtalem Global Education, Inc. (a)	26,094	895,285
American Public Education, Inc. (a)	18,813	573,044
Bright Horizons Family Solutions, Inc. (a)	20,339	2,945,697
Chegg, Inc. (a)	41,735	3,769,923
Graham Holdings Co. Class B	1,901	1,208,295
Grand Canyon Education, Inc. (a)	17,946	1,943,372
Laureate Education, Inc. Class A (a)	57,620	792,275
Perdoceo Education Corp. (a)	48,074	560,543
Strategic Education, Inc.	10,289	772,292
Stride, Inc. (a)	27,348	782,973
		14,338,802
Specialized Consumer Services – 0.7%
Carriage Services, Inc.	16,674	619,939
Frontdoor, Inc. (a)	32,854	1,758,675
H&R Block, Inc.	78,574	1,749,057
OneSpaWorld Holdings Ltd. (a)	57,107	608,475
Service Corp. International	59,888	3,200,415
Terminix Global Holdings, Inc. (a)	47,574	2,421,041
WW International, Inc. (a)	28,244	783,489
		11,141,091
TOTAL DIVERSIFIED CONSUMER SERVICES		25,479,893
HOTELS, RESTAURANTS & LEISURE – 17.9%
Casinos & Gaming – 2.4%
Accel Entertainment, Inc. (a)	52,557	681,139
Bally's Corp.	17,676	1,024,501
Boyd Gaming Corp. (a)	32,198	2,129,898
Caesars Entertainment, Inc. (a)	59,233	5,795,357
Churchill Downs, Inc.	12,552	2,654,748
DraftKings, Inc. Class A (a)	1,427	80,854
Everi Holdings, Inc. (a)	53,644	948,426
Las Vegas Sands Corp.	110,023	6,740,009
MGM Resorts International	152,105	6,193,715
Monarch Casino & Resort, Inc. (a)	10,653	803,343
Penn National Gaming, Inc. (a)	50,045	4,460,010
Red Rock Resorts, Inc. Class A	33,828	1,239,119
Scientific Games Corp. Class A (a)	25,509	1,492,787
Wynn Resorts Ltd. (a)	34,141	4,383,704
		38,627,610
Hotels, Resorts & Cruise Lines – 5.6%
Airbnb, Inc. Class A (a)	524	90,500
Booking Holdings, Inc. (a)	12,442	30,682,967
Carnival Corp. (a)	226,722	6,339,147
Choice Hotels International, Inc.	14,545	1,655,221
Expedia Group, Inc.	43,458	7,658,603
Extended Stay America, Inc.	75,999	1,511,620
Hilton Grand Vacations, Inc. (a)	34,833	1,552,159
Hilton Worldwide Holdings, Inc. (a)	86,781	11,168,715

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Hyatt Hotels Corp. Class A (a)	1,044	$ 85,953
Lindblad Expeditions Holdings, Inc. (a)	30,080	493,011
Marriott International, Inc. Class A (a)	85,795	12,742,273
Marriott Vacations Worldwide Corp. (a)	14,919	2,650,062
Norwegian Cruise Line Holdings Ltd. (a)	118,802	3,688,802
Playa Hotels & Resorts N.V. (a)	92,815	683,118
Royal Caribbean Cruises Ltd.	72,620	6,314,309
Travel + Leisure Co.	33,096	2,135,685
Wyndham Hotels & Resorts, Inc.	34,252	2,504,164
		91,956,309
Leisure Facilities – 0.6%
Planet Fitness, Inc. Class A (a)	29,244	2,456,204
SeaWorld Entertainment, Inc. (a)	23,794	1,302,959
Six Flags Entertainment Corp.	32,460	1,524,971
Vail Resorts, Inc.	13,417	4,362,672
		9,646,806
Restaurants – 9.3%
Aramark	79,157	3,076,833
BJ's Restaurants, Inc. (a)	14,244	868,742
Bloomin' Brands, Inc. (a)	38,155	1,205,698
Brinker International, Inc.	19,715	1,323,468
Chipotle Mexican Grill, Inc. (a)	8,168	12,186,901
Cracker Barrel Old Country Store, Inc.	9,414	1,576,563
Darden Restaurants, Inc.	42,134	6,181,900
Dave & Buster's Entertainment, Inc. (a)	22,918	1,046,436
Denny's Corp. (a)	43,946	832,337
Dine Brands Global, Inc.	9,628	930,546
Domino's Pizza, Inc.	12,566	5,307,124
El Pollo Loco Holdings, Inc. (a)	22,838	386,876
Jack in the Box, Inc.	10,251	1,236,783
McDonald's Corp.	224,166	52,921,109
Papa John's International, Inc.	12,873	1,245,077
Ruth's Hospitality Group, Inc.	28,362	740,532
Shake Shack, Inc. Class A (a)	13,665	1,486,069
Starbucks Corp.	353,499	40,472,100
Texas Roadhouse, Inc.	24,558	2,628,197
The Cheesecake Factory, Inc.	21,145	1,323,466
The Wendy's Co.	74,859	1,689,568
Wingstop, Inc.	11,357	1,799,062
Yum! Brands, Inc.	93,300	11,151,216
		151,616,603
TOTAL HOTELS, RESTAURANTS & LEISURE		291,847,328
HOUSEHOLD DURABLES – 5.2%
Consumer Electronics – 0.6%
Garmin Ltd.	46,017	6,315,373
GoPro, Inc. Class A (a)	75,419	846,955
Sonos, Inc. (a)	38,360	1,535,551

	Shares	Value

Universal Electronics, Inc. (a)	11,259	$ 640,074
		9,337,953
Home Furnishings – 0.7%
Ethan Allen Interiors, Inc.	22,670	650,856
La-Z-Boy, Inc.	23,704	1,053,880
Leggett & Platt, Inc.	48,979	2,432,787
Mohawk Industries, Inc. (a)	20,464	4,205,352
Purple Innovation, Inc. (a)	2,658	90,585
Tempur Sealy International, Inc.	67,475	2,573,496
The Lovesac Co. (a)	2,319	169,913
		11,176,869
Homebuilding – 3.2%
Cavco Industries, Inc. (a)	4,379	917,094
Century Communities, Inc. (a)	15,664	1,158,196
D.R. Horton, Inc.	108,894	10,703,191
Green Brick Partners, Inc. (a)	27,522	710,343
Installed Building Products, Inc.	10,458	1,408,170
KB Home	33,947	1,637,264
Lennar Corp. Class A	87,020	9,015,272
LGI Homes, Inc. (a)	9,116	1,511,250
M.D.C. Holdings, Inc.	25,609	1,502,224
M/I Homes, Inc. (a)	16,243	1,132,462
Meritage Homes Corp. (a)	15,885	1,690,005
NVR, Inc. (a)	1,147	5,755,761
PulteGroup, Inc.	89,188	5,272,794
Skyline Champion Corp. (a)	24,822	1,102,841
Taylor Morrison Home Corp. (a)	51,384	1,603,695
Toll Brothers, Inc.	43,489	2,726,760
TopBuild Corp. (a)	11,802	2,624,529
Tri Pointe Homes, Inc. (a)	58,430	1,391,803
		51,863,654
Household Appliances – 0.5%
Helen of Troy Ltd. (a)	9,398	1,984,952
iRobot Corp. (a)	11,762	1,279,706
Whirlpool Corp.	20,741	4,904,209
		8,168,867
Housewares & Specialties – 0.2%
Newell Brands, Inc.	138,137	3,724,173
Tupperware Brands Corp. (a)	3,618	88,171
		3,812,344
TOTAL HOUSEHOLD DURABLES		84,359,687
INTERNET & DIRECT MARKETING RETAIL – 26.6%
Internet & Direct Marketing Retail – 26.6%
1-800-FLOWERS.com, Inc. Class A (a)	20,630	659,644
Amazon.com, Inc. (a)	107,121	371,433,498
CarParts.com, Inc. (a)	6,281	108,536
Chewy, Inc. Class A (a)	1,175	93,671
Duluth Holdings, Inc. Class B (a)	6,358	98,358
eBay, Inc.	213,189	11,893,814
Etsy, Inc. (a)	37,912	7,536,527
Groupon, Inc. (a)	16,827	851,951

Quarterly Report	3

Common Stocks – continued
	Shares	Value
INTERNET & DIRECT MARKETING RETAIL – continued
Internet & Direct Marketing Retail – continued
GrubHub, Inc. (a)	33,223	$ 2,260,493
Lands' End, Inc. (a)	15,307	352,673
MercadoLibre, Inc. (a)	13,644	21,434,451
Overstock.com, Inc. (a)	16,092	1,311,498
PetMed Express, Inc.	16,840	495,517
Quotient Technology, Inc. (a)	51,549	842,311
Qurate Retail, Inc. Class A	146,651	1,745,147
Revolve Group, Inc. (a)	17,154	831,797
Shutterstock, Inc.	10,713	933,959
Stamps.com, Inc. (a)	6,848	1,406,374
Stitch Fix, Inc. Class A (a)	22,145	959,321
The RealReal, Inc. (a)	20,908	517,891
Wayfair, Inc. Class A (a)	21,071	6,227,956
TOTAL INTERNET & DIRECT MARKETING RETAIL		431,995,387
LEISURE PRODUCTS – 1.7%
Leisure Products – 1.7%
Acushnet Holdings Corp.	20,128	851,616
Brunswick Corp.	27,928	2,991,927
Callaway Golf Co.	41,270	1,194,766
Hasbro, Inc.	43,449	4,321,003
Johnson Outdoors, Inc. Class A	4,812	682,390
Malibu Boats, Inc. Class A (a)	11,510	959,474
Mattel, Inc. (a)	126,317	2,710,763
Nautilus, Inc. (a)	5,539	92,834
Peloton Interactive, Inc. Class A (a)	61,133	6,012,430
Polaris, Inc.	20,756	2,906,463
Smith & Wesson Brands, Inc.	38,276	666,002
Sturm Ruger & Co., Inc.	11,115	721,808
Vista Outdoor, Inc. (a)	28,873	941,548
YETI Holdings, Inc. (a)	27,753	2,370,661
TOTAL LEISURE PRODUCTS		27,423,685
MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)(b)	7,026	0
MULTILINE RETAIL – 4.1%
Department Stores – 0.4%
Dillard's, Inc. Class A	7,169	709,086
Kohl's Corp.	55,208	3,238,501
Macy's, Inc.	112,357	1,862,879
Nordstrom, Inc.	44,432	1,629,766
		7,440,232
General Merchandise Stores – 3.7%
Big Lots, Inc.	17,952	1,237,611
Dollar General Corp.	76,500	16,428,375
Dollar Tree, Inc. (a)	74,231	8,529,142
Franchise Group, Inc.	2,498	96,248

	Shares	Value

Ollie's Bargain Outlet Holdings, Inc. (a)	21,592	$1,992,294
Target Corp.	152,121	31,528,598
		59,812,268
TOTAL MULTILINE RETAIL		67,252,500
SPECIALTY RETAIL – 20.1%
Apparel Retail – 4.2%
Abercrombie & Fitch Co. Class A	30,410	1,140,071
American Eagle Outfitters, Inc.	60,217	2,081,702
Boot Barn Holdings, Inc. (a)	15,335	1,081,731
Burlington Stores, Inc. (a)	21,372	6,974,325
Designer Brands, Inc. Class A	45,095	798,181
Foot Locker, Inc.	37,623	2,219,004
Genesco, Inc. (a)	13,263	663,150
Guess?, Inc.	27,674	748,305
L Brands, Inc. (a)	78,132	5,148,899
Ross Stores, Inc.	110,150	14,423,041
Shoe Carnival, Inc.	10,148	608,373
The Buckle, Inc.	19,416	814,307
The Children's Place, Inc. (a)	9,957	780,131
The Gap, Inc.	81,524	2,698,444
The TJX Cos., Inc.	365,127	25,924,017
Urban Outfitters, Inc. (a)	31,618	1,135,086
Zumiez, Inc. (a)	14,873	639,093
		67,877,860
Automotive Retail – 3.4%
Advance Auto Parts, Inc.	22,741	4,551,838
America's Car-Mart, Inc. (a)	4,853	731,978
Arko Corp. (a)	9,076	95,479
Asbury Automotive Group, Inc. (a)	7,999	1,588,681
AutoNation, Inc. (a)	22,095	2,264,296
AutoZone, Inc. (a)	7,288	10,670,506
Camping World Holdings, Inc. Class A	22,352	973,206
CarMax, Inc. (a)	52,465	6,990,437
Carvana Co. (a)	20,221	5,768,242
Group 1 Automotive, Inc.	7,899	1,296,700
Lithia Motors, Inc. Class A	8,934	3,434,051
Monro, Inc.	16,340	1,153,441
Murphy USA, Inc.	11,318	1,577,729
O'Reilly Automotive, Inc. (a)	22,644	12,519,415
Penske Automotive Group, Inc.	14,845	1,301,758
Sonic Automotive, Inc. Class A	15,993	789,095
Vroom, Inc. (a)	2,136	98,833
		55,805,685
Computer & Electronics Retail – 0.8%
Best Buy Co., Inc.	73,129	8,502,709
GameStop Corp. Class A (a)	20,465	3,552,520
Rent-A-Center, Inc.	22,497	1,294,702
		13,349,931
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Home Improvement Retail – 9.3%
Floor & Decor Holdings, Inc. Class A (a)	28,930	$ 3,208,916
GrowGeneration Corp. (a)	2,789	121,600
Lowe's Cos., Inc.	222,063	43,579,864
Lumber Liquidators Holdings, Inc. (a)	3,734	89,504
The Home Depot, Inc.	322,765	104,469,347
		151,469,231
Homefurnishing Retail – 0.8%
At Home Group, Inc. (a)	4,302	135,857
Bed Bath & Beyond, Inc.	52,492	1,329,098
Haverty Furniture Companies, Inc.	16,039	745,332
RH (a)	5,401	3,715,996
Sleep Number Corp. (a)	11,656	1,304,190
The Aaron's Co., Inc.	13,591	419,826
Williams-Sonoma, Inc.	25,755	4,397,666
		12,047,965
Specialty Stores – 1.6%
Dick's Sporting Goods, Inc.	25,240	2,084,319
Five Below, Inc. (a)	18,861	3,796,154
Hibbett Sports, Inc. (a)	11,405	906,127
MarineMax, Inc. (a)	15,654	889,147
National Vision Holdings, Inc. (a)	32,385	1,632,528
Sally Beauty Holdings, Inc. (a)	56,617	1,136,303
Signet Jewelers Ltd. (a)	23,418	1,399,226
Sportsman's Warehouse Holdings, Inc. (a)	5,144	90,329
The ODP Corp. (a)	25,087	1,014,267
Tractor Supply Co.	37,474	7,067,596
Ulta Beauty, Inc. (a)	17,259	5,684,252
Winmark Corp.	3,116	600,048
		26,300,296
TOTAL SPECIALTY RETAIL		326,850,968
TEXTILES, APPAREL & LUXURY GOODS – 6.7%
Apparel, Accessories & Luxury Goods – 3.0%
Capri Holdings Ltd. (a)	51,686	2,846,865
Carter's, Inc.	17,361	1,888,703
Columbia Sportswear Co.	12,985	1,415,495
G-III Apparel Group Ltd. (a)	26,936	875,151
Hanesbrands, Inc.	127,165	2,678,095
Kontoor Brands, Inc.	21,915	1,376,919
Levi Strauss & Co. Class A	34,207	987,214

	Shares	Value

Lululemon Athletica, Inc. (a)	38,035	$ 12,751,994
Oxford Industries, Inc.	10,234	933,648
PVH Corp.	25,523	2,888,693
Ralph Lauren Corp.	18,116	2,414,682
Tapestry, Inc.	93,702	4,483,641
Under Armour, Inc. Class A (a)	74,790	1,818,145
Under Armour, Inc. Class C (a)	80,994	1,612,591
VF Corp.	104,081	9,123,740
		48,095,576
Footwear – 3.7%
Crocs, Inc. (a)	25,275	2,530,533
Deckers Outdoor Corp. (a)	9,690	3,277,158
NIKE, Inc. Class B	374,231	49,630,515
Skechers U.S.A., Inc. Class A (a)	51,000	2,472,990
Steven Madden Ltd.	35,002	1,423,531
Wolverine World Wide, Inc.	36,050	1,504,006
		60,838,733
TOTAL TEXTILES, APPAREL & LUXURY GOODS		108,934,309
TOTAL COMMON STOCKS (Cost $1,113,301,615)		1,624,023,577
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $3,400,000)	3,400,000	3,400,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $1,116,701,615)		1,627,423,577
NET OTHER ASSETS (LIABILITIES) (d) – (0.1%)		(1,610,897)
NET ASSETS – 100.0%		$ 1,625,812,680

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $89,000 of cash collateral to cover margin requirements for futures contracts.

Quarterly Report	5

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	June 2021	$ 226,150	$ (2,553)	$ (2,553)
CME E-mini S&P Consumer Discretionary Select Sector Index Future (United States)	8	June 2021	1,444,320	34,101	34,101
Total Equity Index Contracts					$ 31,548
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	7